Other disclosures - Related party transactions - Executive directors ESOP - Rollforward and Vesting (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Jun. 30, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2016 EUR (€) EquityInstruments	May 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								2,862,216	2,293,636	1,752,926
Granted	861,575	178,900	653,825	120,536	363,226	60,000	288,950	1,040,475	774,361	712,176
Exercised								(319,671)	(203,412)	(140,292)
Total options at end of year	3,536,651		2,862,216		2,293,636			3,536,651	2,862,216	2,293,636
Exercise price | €	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 14.13	€ 11.38	€ 11.47	€ 86.32	€ 21.17	€ 14.13
Tim Van Hauwermeiren | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised									(65,380)	(72,200)
Exercise price | €			€ 2.44		€ 2.44				€ 2.44	€ 2.44
Tim Van Hauwermeiren | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								296,200
Granted								80,000
Exercised								(40,000)
Total options at end of year	336,200		296,200					336,200	296,200
Exercise price | €	€ 7.17							€ 7.17
Tim Van Hauwermeiren | 7.17 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	65,000							65,000
Exercise price | €			€ 7.17						€ 7.17
Tim Van Hauwermeiren | 9.47 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	20,400							20,400
Exercise price | €			9.47						€ 9.47
Tim Van Hauwermeiren | 9.47 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200							10,200
Exercise price | €	€ 9.47							€ 9.47
Tim Van Hauwermeiren | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									50,000
Total options at end of year					50,000					50,000
Exercise price | €					€ 11.47					€ 11.47
Tim Van Hauwermeiren | 11.47 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,389							26,389
Exercise price | €			11.47						€ 11.47
Tim Van Hauwermeiren | 11.47 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	16,667							16,667
Exercise price | €	€ 11.47							€ 11.47
Tim Van Hauwermeiren | 11.47 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,944							6,944
Exercise price | €	€ 11.47							€ 11.47
Tim Van Hauwermeiren | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									30,600
Total options at end of year					30,600					30,600
Exercise price | €					€ 14.13					€ 14.13
Tim Van Hauwermeiren | 14.13 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200							10,200
Exercise price | €			€ 14.13						€ 14.13
Tim Van Hauwermeiren | 14.13 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200							10,200
Exercise price | €	€ 14.13							€ 14.13
Tim Van Hauwermeiren | 14.13 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200							10,200
Exercise price | €	€ 14.13							€ 14.13
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								80,000
Total options at end of year			80,000						80,000
Exercise price | €			€ 21.17						€ 21.17
Tim Van Hauwermeiren | 21.17 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667
Exercise price | €	€ 21.17							€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666
Exercise price | €	€ 21.17							€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667
Exercise price | €	€ 21.17							€ 21.17
Tim Van Hauwermeiren | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	80,000							80,000
Exercise price | €	€ 86.32							€ 86.32
Tim Van Hauwermeiren | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667
Exercise price | €	€ 86.32							€ 86.32
Tim Van Hauwermeiren | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666
Exercise price | €	€ 86.32							€ 86.32
Tim Van Hauwermeiren | 86.32 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667
Exercise price | €	€ 86.32							€ 86.32
Eric Castaldi | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									28,200
Total options at end of year					28,200					28,200
Exercise price | €					€ 11.47					€ 11.47
Eric Castaldi | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									28,200
Total options at end of year					28,200					28,200
Exercise price | €					€ 14.13					€ 14.13
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								43,200
Total options at end of year			43,200						43,200
Exercise price | €			€ 21.17						€ 21.17